CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (2,000)	$ (11,708,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income earned on the Trust Account		(29,000)
Changes in the fair value of warrants		3,605,000
Changes in operating assets and liabilities
Decrease in prepaid expenses and other assets		39,000
Increase in accounts payable		(171,000)
Increase in accounts payable and accrued liabilities	2,000	7,100,000
Increase in accrued income and franchise taxes and rounding		17,000
Net cash used in operating activities		(1,147,000)
Cash flows from financing activities:
Proceeds from sale of Class B common stock to Sponsor	25,000
Proceeds from Note payable to Sponsor	25,000
Payment of offering costs	(50,000)
Net increase (decrease) in cash and cash equivalents		(1,147,000)
Cash and cash equivalents
Cash and cash equivalents at beginning of period		1,328,000
Cash and cash equivalents at end of period		181,000
Supplemental disclosure of non-cash financing activities:
Offering costs included in accounts payable and accrued liabilities	123,000
Change in value of Class A common stock subject to redemption		$ (11,708,000)
Cost paid directly by Sponsor and included in Notes payable to Sponsor	$ 3,000